Trade and other receivables (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance at the beginning of year	$ (7,785,695)	$ (7,751,305)
Estimate of expected credit losses up 12 months	(1,285,734)	(2,339,099)
Estimate of expected credit losses longer than 12 months	(126,899)	(74,570)
Impairment provision of accounts receivable	(1,412,633)	(2,413,669)
Uncollectible accounts	1,470,266	987,556
Add back of unused provisions	401,809	1,694,001
Estimates resulting from business combinations		(441,993)
Effect of translation into presentation currency	893,369	139,715
Total	$ (6,432,884)	$ (7,785,695)